Property and equipment, net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

5. Property and equipment, net

Property and equipment consisted of the following:

	December 31, 2010	December 31, 2011
	US$	US$
Buildings and improvements	636,749	1,126,014
Vehicles	2,145,381	3,205,983
Furniture and fixtures	2,898,854	2,720,664

Total	5,680,984	7,052,661

Accumulated depreciation	(2,994,038)	(4,072,125)

Property and equipment, net	2,686,946	2,980,536

Depreciation expense for the year ended December 31, 2011 amounted to US$888,314 (2009: US$801,553; 2010: US$1,138,887).